Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 573,168	$ (228,441)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Bad debt (recovery) expense		(36)
Change in inventory obsolescence reserve	12,914	43,588
Depreciation and amortization expense	84,366	110,142
Amortization of deferred lease incentives	(6,415)	(6,415)
Change in operating assets and liabilities:
Accounts receivable	(149,159)	(50,005)
Accounts receivable related party	11,265	38,482
Inventory	315,031	(312,851)
Prepaid expenses and other assets	4,614	(80,093)
Accounts payable	(456,597)	269,506
Accrued expenses	13,593	78,678
Income taxes payable	215,627
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	618,407	(137,445)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(7,058)	(30,111)
NET CASH USED IN INVESTING ACTIVITIES	(7,058)	(30,111)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments made for member unit redemptions		(93,213)
Repayment of bank line of credit, net	(483,469)
Repayment of bank loans	(60,000)
NET CASH USED IN FINANCING ACTIVITIES	(543,469)	(93,213)
NET INCREASE (DECREASE) IN CASH	67,880	(260,769)
CASH, beginning of year	100,367	1,540,581
CASH, end of period	168,247	1,279,812
Cash paid during the period for interest
Interest	14,889	28,255
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Value of equity credits forfeited at original purchase price, in exchange for cancellation of receivables	$ 13,706